UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                    May 11, 2006
------------------------        -------------------         --------------------
                                |X|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                       Name

Matrix Asset Advisors, Inc.
FORM 13F
31-Mar-06

                                TITLE OF               VALUE    SHARES/   SH/   PUT/   INVSTMT   OTHER          VOTING AUTHORITY
    NAME OF ISSUER               CLASS      CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN  MANAGERS     SOLE    SHARED    NONE
-----------------------         --------  ---------   --------  -------   ---   ----   ------- ----------  -------- -------- -------
3M Company                      COM       88579y101        265      3500  SH           Sole                    3500
American International Group I  COM       026874107      56976    862102  SH           Sole                  721102           141000
American Power Conversion       COM       029066107      50619   2190350  SH           Sole                 1807350           383000
Ametek, Inc.                    COM       031100100        247      5500  SH           Sole                    5500
BP PLC - ADR                    COM       055622104        431      6256  SH           Sole                    6256
Bank of America Corp.           COM       060505104      52740   1158106  SH           Sole                  988106           170000
Bank of New York                COM       064057102      51791   1437038  SH           Sole                 1176038           261000
Bellsouth Corp.                 COM       079860102        200      5779  SH           Sole                    5779
Belvedere Resources, Ltd.       COM       080903107          4     10000  SH           Sole                   10000
Biomet                          COM       090613100        556     15650  SH           Sole                   15650
Boston Scientific               COM       101137107      46895   2034485  SH           Sole                 1684485           350000
CVS Corp.                       COM       126650100        260      8700  SH           Sole                    8700
Chevron Corp.                   COM       166764100      27578    475733  SH           Sole                  399733            76000
China Direct Trading Corp.      COM       16938E102          1     48775  SH           Sole                   48775
Chubb Corp.                     COM       171232101        211      2214  SH           Sole                    2214
Cisco Systems Inc               COM       17275R102      20319    937676  SH           Sole                  767676           170000
Citigroup                       COM       172967101      57466   1216736  SH           Sole                 1020736           196000
Coca Cola                       COM       191216100       1095     26141  SH           Sole                   26141
Comcast Corp. - Special Class   COM       20030N200      49805   1906773  SH           Sole                 1566773           340000
Enviornmental Energy Service    COM       29406q101          0     10000  SH           Sole                   10000
Exxon Mobil Corporation         COM       30231g102      13987    229817  SH           Sole                  229817
First Data Corp.                COM       319963104      20003    427235  SH           Sole                  337235            90000
First Place Financial Corp.     COM       33610t109        621     25034  SH           Sole                   25034
Freddie Mac                     COM       313400301      15195    249099  SH           Sole                  209099            40000
Gap Inc.                        COM       364760108      52410   2805669  SH           Sole                 2315669           490000
General Electric Co.            COM       369604103      61626   1771879  SH           Sole                 1481879           290000
General Mills                   COM       370334104      14839    292789  SH           Sole                  249089            43700
Goldman Sachs Group, Inc.       COM       38141G104        228      1451  SH           Sole                    1451
H&R Block Inc.                  COM       093671105       2725    125875  SH           Sole                   82875            43000
Intel Corporation               COM       458140100      44845   2304492  SH           Sole                 1932492           372000
International Business Machine  COM       459200101        226      2736  SH           Sole                    2736
Interpublic Group               COM       460690100      26572   2779475  SH           Sole                 2307639           471836
J. P. Morgan Chase & Co.        COM       46625H100      47868   1149568  SH           Sole                  924568           225000
Johnson & Johnson               COM       478160104       1623     27409  SH           Sole                   27409
Liberty Media Corp - A          COM       530718105        222     27096  SH           Sole                   27096
Marsh & McLennan Cos Inc        COM       571748102      46927   1598324  SH           Sole                 1322324           276000
MedImmune Inc                   COM       584699102      46110   1260519  SH           Sole                 1046319           214200
Merck & Co., Inc.               COM       589331107        754     21397  SH           Sole                   21397
Merrill Lynch & Co.             COM       590188108      46340    588366  SH           Sole                  487866           100500
Microsoft Corporation           COM       594918104      56425   2073676  SH           Sole                 1726876           346800
Morgan Stanley                  COM       617446448      60774    967435  SH           Sole                  794435           173000
Novellus Systems                COM       670008101      46714   1946398  SH           Sole                 1627098           319300
Pfizer, Inc.                    COM       717081103      52808   2119093  SH           Sole                 1770093           349000
Ross Stores Inc.                COM       778296103      48517   1662115  SH           Sole                 1362115           300000
Royal Dutch Shell PLC ADR - A   COM       780259206        330      5300  SH           Sole                    5300
Sky Financial Group Inc.        COM       83080p103        448     16894  SH           Sole                   16894
Symbol Technologies, Inc.       COM       871508107      50684   4790595  SH           Sole                 4066595           724000
Tally-Ho Ventures, Inc.         COM       87482r203         36     11500  SH           Sole                   11500
The St. Joe Company             COM       790148100        261      4150  SH           Sole                    4150
Tidewater Inc.                  COM       886423102      42259    765137  SH           Sole                  628137           137000
Time Warner Inc                 COM       887317105      56073   3339642  SH           Sole                 2759642           580000
Triangle MultiMedia Inc.        COM       895891109          0   1000000  SH           Sole                 1000000
Tyco International LTD.         COM       902124106      46642   1735210  SH           Sole                 1405210           330000
Verizon Communications          COM       92343v104        518     15214  SH           Sole                   15214
Vishay Intertechnology          COM       928298108      53105   3729264  SH           Sole                 3129264           600000
Wachovia Corp.                  COM       929903102        598     10675  SH           Sole                   10675
Wal-Mart Stores, Inc.           COM       931142103      54866   1161426  SH           Sole                  955426           206000
Walt Disney Company             COM       254687106      27241    976719  SH           Sole                  787719           189000
Wells Fargo Company             COM       949746101        327      5119  SH           Sole                    5119
Wyeth                           COM       983024100      50891   1048867  SH           Sole                  842867           206000
E-Kong Group Ltd.                         G2952Q109          1     12500  SH           Sole                   12500
Prism Support Hldgs LLC                   3030551            0    250000  SH           Sole                  250000
OceanBoy Farms Inc.                       674990528          0    124995  SH           Sole                  124995
REPORT SUMMARY                         63 DATA RECORDS 1511081 55821668                                    46618332          9203336